FINANCIAL INSTRUMENTS - Oil and Fuel Market Price Risk (Details) - Oil and Fuel Market Price Risk - Cash flow hedges - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, Assets	$ 2.3	$ 6.2
Carrying amount, Liabilities	(0.1)	0.0
Accumulated cash flow hedge fair value reserve (before tax)	0.0	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	0.0	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedged items	0.0	0.0
Brent crude oil option contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, Assets	1.9	4.0
Carrying amount, Liabilities	0.0	0.0
Accumulated cash flow hedge fair value reserve (before tax)	0.0	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	0.0	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedged items	0.0	0.0
WTI crude oil option contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, Assets	0.4	2.2
Carrying amount, Liabilities	(0.1)	0.0
Accumulated cash flow hedge fair value reserve (before tax)	0.0	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	0.0	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedged items	$ 0.0	$ 0.0